SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Assumptions used

	December 31, 2021	December 31, 2020

Dividend yield	N/A	N/A
Risk-free interest rate	1.16%	0.20%
Expected term (in years)	4.31	2.88
Volatility	48.15%	407.00%